Income taxes (Details) - Schedule of income tax attributes $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Canadian non-capital losses [Member]
Income taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 95,394
Expiration date	2039
Canadian capital losses [Member]
Income taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 2,571
Expiration date	Indefinite
Canadian tax basis of mineral interest [Member]
Income taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 207,840
Expiration date	Indefinite
US non-capital losses [Member]
Income taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 336
Expiration date	2039
US capital losses [Member]
Income taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 1,674
Expiration date	2023
US tax basis of mineral interest [Member]
Income taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 8,018
Expiration date	Indefinite